Inventories	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories
The following is a table summarizing our inventories as of December 31, 2025 and December 31, 2024:

	As of
In thousands of U.S. dollars	December 31, 2025	December 31, 2024
Lubricants	$6,275	$6,478
European Union Allowances (EUA) (1)	4,363	201
Bunkers	957	3,139
Other	324	355
	$11,919	$10,173
(1)     European Union Allowances (EUAs) reflect carbon credits held for our compliance with the EU ETS. Under the EU ETS requirements, we purchase EU allowances to offset the greenhouse gas emissions from our vessels that trade to, from, and within the European Union and European Economic Area and submit these allowances to regulators as proof of compliance annually by the due date of September 30th of each year following the year of compliance. Our emissions manager, Geoserve, coordinates purchases of EUAs on our behalf.